Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued operations
Schedule of statement of profit or loss of disposal group

	1 January -	1 January -	1 January -
	9 September	31 December	31 December
	2024	2023	2022
Revenue	7,397,469	11,170,614	11,436,893
Cost of revenue	(2,729,496)	(6,877,968)	(8,187,441)
Gross profit	4,667,973	4,292,646	3,249,452
Selling and marketing expenses	(428,437)	(640,822)	(642,087)
Administrative expenses	(272,194)	(367,032)	(373,746)
Other operating income/(expense), net	25,793	278,344	220,028
Operating profit	3,993,135	3,563,136	2,453,647
Net finance costs / income	(65,907)	(297,796)	(1,058,857)
Profit before income tax	3,927,228	3,265,340	1,394,790
Tax benefit /(expense)	(320,457)	(421,547)	(178,587)
Profit for the year from discontinued operations	3,606,771	2,843,793	1,216,203
Gain on sale of disposal of subsidiaries	8,821,192	-	-
Total	12,427,963	2,843,793	1,216,203

Schedule of disposal group assets, liabilities and cash flows

31 December 2023
Assets
Property, plant and equipment	8,370,924
Right-of-use assets	1,916,539
Intangible assets	4,764,218
Trade receivables	389,675
Deferred tax assets	1,899,846
Other non current asset	219,127
Financial assets at amortized cost	1,062,879
Cash and cash equivalents	5,800,335
Other current asset	273,558
Assets held for sale	24,697,101

Liabilities
Borrowings	6,532,277
Employee benefit obligations	50,143
Current tax liabilities	6,064
Trade and other payables	1,287,061
Other non current liabilities	7,705
Deferred revenue	25,705
Contract liabilities	664,495
Provisions	562,371
Liabilities directly associated with the assets held for sale	9,135,821

Net assets directly associated with disposal group	15,561,280

Amounts included in accumulated OCI:
Foreign currency translation reserve	8,865,132
Reserve of disposal group classified as held for sale	8,865,132

	9 September 2024	31 December 2023	31 December 2022
Cash flows from operating activities	2,896,417	7,043,237	5,951,420
Cash flows from/(used in) investing activities	411,906	(2,660,062)	(4,567,695)
Cash flows (used in)/ from financing activities	(3,537,035)	(1,193,887)	(1,134,367)
Net cash (outflow)/inflow	(228,712)	3,189,288	249,358

9 September
Assets	2024
Property, plant and equipment	7,640,376
Right-of-use assets	2,465,789
Intangible assets	3,908,724
Trade receivables	377,483
Deferred tax assets	1,094,417
Cash and cash equivalent	4,058,620
Other assets	444,975
Assets directly associated with the assets held for sale	19,990,384
Liabilities
Borrowings	2,461,113
Trade and other payables	1,141,715
Provisions	370,759
Other liabilities	822,161
Liabilities directly associated with the assets held for sale	4,795,748

Net assets directly associated with disposal group	15,194,636
Details of the sale of the disposal group as follows: Consideration received:
Cash received	17,777,962
Deferred payment	677,553
Total disposal consideration	18,455,515
Carrying amount of net assets sold	(15,194,636)
Reclassification of foreign currency translation reserve	5,560,313
Gain on sale of disposal of subsidiary	8,821,192